Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 95.36%
Communication Services — 5.83%
Activision Blizzard	2,382	$221,169
Alphabet Class A †	300	525,792
Alphabet Class C †	161	282,053
AT&T	3,963	113,976
Comcast Class A	7,757	406,467
Electronic Arts	726	104,254
Facebook Class A †	2,439	666,237
Match Group †	2,000	302,380
Pinterest Class A †	3,564	234,868
Roku †	698	231,750
Snap Class A †	7,573	379,180
Spotify Technology †	731	230,016
T-Mobile US †	2,573	346,969
Twitter †	4,795	259,649
Verizon Communications	1,878	110,332
		4,415,092
Consumer Discretionary — 15.96%
Alibaba Group Holding ADR †	1,016	236,454
Amazon.com †	709	2,309,163
Booking Holdings †	184	409,818
CarMax †	2,888	272,800
Carter's	3,970	373,458
Chegg †	1,845	166,659
Chewy Class A †	2,322	208,725
Choice Hotels International	2,294	244,839
Compass Group	18,965	353,489
Dollar General	537	112,931
Dollar Tree †	2,108	227,748
DraftKings Class A †	7,088	330,017
Garmin	2,430	290,774
General Motors	3,973	165,436
Genuine Parts	1,164	116,900
Las Vegas Sands	1,682	100,247
Lennar Class A	1,350	102,910
Lululemon Athletica †	666	231,788
McDonald's	5,483	1,176,542
NIKE Class B	4,776	675,661
NVR †	85	346,788
Peloton Interactive Class A †	451	68,426
Penn National Gaming †	4,544	392,465
Polaris	1,124	107,095
Ross Stores	2,109	259,006
Starbucks	2,386	255,254
Steven Madden	7,550	266,666
Thor Industries	1,926	179,099
TJX	22,695	1,549,842
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
VF	4,584	$391,519
Wyndham Hotels & Resorts	2,856	169,761
		12,092,280
Consumer Staples — 7.44%
Archer-Daniels-Midland	1,209	60,946
Clorox	551	111,258
Coca-Cola	14,613	801,377
Colgate-Palmolive	8,230	703,747
Constellation Brands Class A	1,216	266,365
Costco Wholesale	302	113,788
Diageo	17,703	696,731
General Mills	1,493	87,788
Hormel Foods	2,210	103,008
Kellogg	1,741	108,342
Keurig Dr Pepper	7,257	232,224
Monster Beverage †	5,665	523,899
PepsiCo	4,718	699,679
Philip Morris International	3,566	295,229
Procter & Gamble	2,036	283,289
Sysco	846	62,824
Tyson Foods Class A	2,950	190,098
US Foods Holding †	5,678	189,134
Walmart	763	109,987
		5,639,713
Energy — 0.76%
Canadian Natural Resources	7,125	171,356
Concho Resources	1,634	95,344
Diamondback Energy	4,107	198,779
Halliburton	3,183	60,159
Tenaris ADR	3,034	48,392
		574,030
Financials — 11.99%
American Express	7,442	899,812
Arthur J Gallagher	994	122,968
Assurant	1,057	143,985
Athene Holding Class A †	3,544	152,888
Atlantic Union Bankshares	2,229	73,423
Bank of America	10,301	312,223
Bank OZK	3,246	101,502
Berkshire Hathaway Class B †	1,411	327,169
Blackstone Group Class A	2,007	130,074
Brown & Brown	2,436	115,491
Charles Schwab	11,801	625,925
Chubb	5,912	909,975

NQ-QQV [12/20] 2/21 (1511939)    1

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
CNO Financial Group	14,023	$311,731
Credit Acceptance †	578	200,069
Equitable Holdings	3,365	86,110
First Citizens BancShares Class A	215	123,468
First Republic Bank	1,069	157,068
Hanover Insurance Group	1,241	145,098
Intercontinental Exchange	1,155	133,160
Kemper	1,752	134,606
LPL Financial Holdings	980	102,136
M&T Bank	3,008	382,918
Markel †	302	312,057
MarketAxess Holdings	217	123,811
Marsh & McLennan	6,903	807,651
MetLife	4,865	228,412
Moody's	349	101,294
Progressive	2,245	221,986
Raymond James Financial	2,794	267,302
Travelers	884	124,087
Unum Group	2,337	53,611
Voya Financial	4,988	293,344
Western Alliance Bancorp	3,979	238,541
White Mountains Insurance Group	101	101,067
Willis Towers Watson	555	116,927
Zions Bancorp	9,332	405,382
		9,087,271
Healthcare — 15.28%
Abbott Laboratories	619	67,774
ABIOMED †	636	206,191
Acadia Healthcare †	2,646	132,988
Agilent Technologies	835	98,939
Align Technology †	725	387,426
Allakos †	1,579	221,060
Alnylam Pharmaceuticals †	874	113,594
Anthem	259	83,162
AstraZeneca ADR	3,571	178,514
Baxter International	4,732	379,696
Biogen †	916	224,292
Boston Scientific †	2,926	105,190
Bristol-Myers Squibb	1,798	111,530
Centene †	4,948	297,028
Cerner	1,522	119,447
ChemoCentryx †	5,159	319,445
CVS Health	4,390	299,837
Danaher	2,629	584,006
DENTSPLY SIRONA	2,679	140,272
DexCom †	957	353,822
Elanco Animal Health †	4,125	126,514
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Eli Lilly and Co.	1,861	$314,211
Encompass Health	2,259	186,797
Exact Sciences †	2,554	338,379
Galapagos ADR †	1,076	106,502
Hill-Rom Holdings	959	93,953
Insulet †	1,363	348,424
Intuitive Surgical †	583	476,952
Johnson & Johnson	6,180	972,608
Kodiak Sciences †	993	145,882
Laboratory Corp. of America Holdings †	524	106,660
Medtronic	8,124	951,645
Merck & Co.	1,410	115,338
Mettler-Toledo International †	110	125,365
Molina Healthcare †	392	83,371
Multiplan †	16,093	128,583
Pfizer	2,985	109,878
PTC Therapeutics †	4,765	290,808
Regeneron Pharmaceuticals †	116	56,041
Seagen †	629	110,163
STERIS	55	10,425
Teleflex	728	299,623
Thermo Fisher Scientific	786	366,103
UnitedHealth Group	2,035	713,634
Veeva Systems Class A †	881	239,852
Vertex Pharmaceuticals †	1,376	325,204
Viatris †	370	6,934
		11,574,062
Industrials — 10.40%
A O Smith	778	42,650
Airbus †	920	100,905
AMERCO	423	192,025
Canadian National Railway	5,430	596,963
Carlisle	752	117,447
CH Robinson Worldwide	1,239	116,305
Cintas	1,069	377,849
Clean Harbors †	2,756	209,732
Colfax †	4,417	168,906
Copart †	5,280	671,880
CoStar Group †	292	269,890
CRH	1,995	83,427
Expeditors International of Washington	3,172	301,689
Fastenal	5,347	261,094
FedEx	551	143,051
Fortive	4,050	286,821

2    NQ-QQV [12/20] 2/21 (1511939)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
IDEX	1,523	$303,382
IHS Markit	936	84,081
Ingersoll Rand †	3,531	160,872
JELD-WEN Holding †	5,384	136,538
Kennametal	4,095	148,403
Lennox International	1,001	274,244
Lockheed Martin	1,164	413,197
Northrop Grumman	1,848	563,122
PACCAR	2,561	220,963
Raytheon Technologies	3,576	255,720
Rollins	2,924	114,241
Sanwa Holdings	8,543	99,762
SPX FLOW †	3,504	203,092
Union Pacific	2,633	548,243
Waste Connections	1,053	108,006
Westinghouse Air Brake Technologies	4,185	306,342
		7,880,842
Information Technology — 19.49%
Accenture Class A	2,017	526,861
Advanced Micro Devices †	5,075	465,428
Amdocs	3,198	226,834
Amphenol Class A	707	92,454
ANSYS †	273	99,317
Apple	18,919	2,510,362
Automatic Data Processing	669	117,878
Black Knight †	2,048	180,941
Booz Allen Hamilton Holding	1,311	114,293
Broadcom	428	187,400
CDW	1,974	260,154
Cisco Systems	6,059	271,140
Cognizant Technology Solutions Class A	2,061	168,899
Constellation Software	244	316,845
EPAM Systems †	183	65,578
F5 Networks †	687	120,871
Fair Isaac †	628	320,933
Fleetcor Technologies †	1,756	479,090
Flex †	18,496	332,558
Genpact	10,333	427,373
Global Payments	425	91,554
GoDaddy Class A †	6,543	542,742
Guidewire Software †	1,433	184,470
Intel	6,412	319,446
Jack Henry & Associates	706	114,365
KLA	423	109,519
Leidos Holdings	4,417	464,315
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Lumentum Holdings †	3,833	$363,368
Marvell Technology Group	4,881	232,043
Micron Technology †	1,561	117,356
Microsoft	6,724	1,495,552
MKS Instruments	1,700	255,765
Motorola Solutions	420	71,425
Oracle	2,008	129,898
Paychex	1,251	116,568
Paycom Software †	492	222,507
RingCentral Class A †	560	212,223
Samsung Electronics GDR	82	136,940
Splunk †	1,764	299,686
Square Class A †	2,308	502,313
Topicus.com †	468	13,623
Tyler Technologies †	275	120,043
Visa Class A	1,459	319,127
VMware Class A †	962	134,930
Vontier †	1,486	49,632
WEX †	1,695	344,983
Workday Class A †	2,152	515,641
		14,765,243
Materials — 3.10%
Ball	1,899	176,949
Celanese	2,752	357,595
Ecolab	2,209	477,939
FMC	2,972	341,572
Linde	2,020	532,290
Nutrien	1,236	59,465
Reliance Steel & Aluminum	1,449	173,518
Sherwin-Williams	313	230,027
		2,349,355
Real Estate — 3.45%
Alexandria Real Estate Equities	1,416	252,359
American Tower	1,372	307,959
Americold Realty Trust	5,254	196,132
Camden Property Trust	1,104	110,312
Digital Realty Trust	831	115,933
Equinix	371	264,961
Gaming and Leisure Properties	4,814	204,114
Highwoods Properties	3,377	133,830
Life Storage	1,090	130,135
Public Storage	1,719	396,969
STORE Capital	9,111	309,592
VICI Properties	7,512	191,556
		2,613,852

NQ-QQV [12/20] 2/21 (1511939)    3

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Utilities — 1.66%
American Electric Power	85	$7,078
Atmos Energy	1,118	106,691
Consolidated Edison	2,593	187,396
Dominion Energy	1,045	78,584
Duke Energy	1,236	113,168
Exelon	4,977	210,129
Iberdrola ADR	2,505	144,038
Pinnacle West Capital	1,778	142,151
UGI	4,664	163,053
WEC Energy Group	1,113	102,429
		1,254,717
Total Common Stock (cost $59,075,123)		72,246,457
	Number of contracts
Options Purchased — 1.11%
Equity Put Options — 1.11%
S&P 500 Index strike price $3,150, expiration date 3/19/21, notional amount $7,560,000	24	66,240
S&P 500 Index strike price $3,250, expiration date 6/18/21, notional amount $10,400,000	32	281,600
S&P 500 Index strike price $3,375, expiration date 9/17/21, notional amount $10,462,500	31	493,210
Options Purchased (cost $1,334,639)		841,050
Number of shares
Short-Term Investments — 2.95%
Money Market Mutual Funds — 2.95%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	559,672	559,672
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	559,672	$559,672
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	559,673	559,673
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	559,672	559,672
Total Short-Term Investments (cost $2,238,689)		2,238,689
Total Value of Securities Before Options Written—99.42% (cost $62,648,451)		75,326,196
	Number of contracts
Options Written — (0.70%)
Equity Put Options — (0.70%)
S&P 500 Index strike price $2,875, expiration date 3/19/21, notional amount $(6,900,000)	(24)	(32,760)
S&P 500 Index strike price $2,975, expiration date 6/18/21, notional amount $(9,520,000)	(32)	(169,760)
S&P 500 Index strike price $3,100, expiration date 9/17/21, notional amount $(9,610,000)	(31)	(326,275)
Total Options Written (premium received $854,441)		(528,795)

4    NQ-QQV [12/20] 2/21 (1511939)

(Unaudited)
Value (US $)

Receivables and Other Assets Net of Liabilities—1.28%	966,453
Net Assets Applicable to 7,750,072 Shares Outstanding—100.00%	$75,763,854
†	Non-income producing security.
The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MSCI	CAD	(1,590,000)	USD	1,251,032	3/17/21	$1,659	$—
MSCI	GBP	(954,000)	USD	1,277,577	3/17/21	—	(27,641)
Total Foreign Currency Exchange Contracts						$1,659	$(27,641)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(6)	S&P/TSX 60 Index	$(969,974)	$(981,976)	3/18/21	$12,002	$—	$6,238
(6)	MSCI Emerging Markets Index	(386,460)	(376,007)	3/19/21	—	(10,453)	630
(7)	MSCI EAFE Index	(745,780)	(731,485)	3/19/21	—	(14,295)	6,020
(16)	FTSE 100 Index	(1,404,696)	(1,422,022)	3/19/21	17,326	—	18,919
(27)	E-mini S&P MidCap 400 Index	(6,219,450)	(6,038,718)	3/19/21	—	(180,732)	(11,070)
(30)	E-mini S&P 500 Index	(5,623,200)	(5,491,361)	3/19/21	—	(131,839)	(36,900)
Total Futures Contracts			$(15,041,569)		$29,328	$(337,319)	$(16,163)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
EAFE – Europe, Australasia, and Far East
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
Summary of abbreviations: (continued)
TSX – Toronto Stock Exchange
Summary of currencies:
CAD – Canadian Dollar
GBP – British Pound Sterling
USD – US Dollar

NQ-QQV [12/20] 2/21 (1511939)    5